Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Changes in Carrying Amount of Goodwill
	Utility	AEP River	AEP
	Operations	Operations	Consolidated
	(in millions)
Balance at December 31, 2009	$37	$39	$76
Impairment Losses	-	-	-
Balance at December 31, 2010	37	39	76
Impairment Losses	-	-	-
Balance at December 31, 2011	$37	$39	$76

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
		December 31,
		2011		2010
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Easements	10	$2.2	$2.2	$2.2	$2.2
Purchased Technology	10	10.9	10.9	10.9	9.7
Total		$13.1	$13.1	$13.1	$11.9